Share Capital - Disclosure of options outstanding and exercisable (Details)	Apr. 30, 2025 Shares $ / shares	Apr. 30, 2024 Shares	Apr. 30, 2023 Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding | Shares	18,539,000	18,803,722	15,926,972
Number of options exercisable | Shares	14,110,000	15,469,222
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding | Shares	18,539,000
Number of options exercisable | Shares	14,110,000
Stock Option Plan [Member] | June 29, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 0.79
Adjusted exercise price	0.76
Adjusted exercise price	$ 0.75
Number of options outstanding | Shares	210,000
Number of options exercisable | Shares	210,000
Stock Option Plan [Member] | August 6, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.15
Adjusted exercise price	2.07
Adjusted exercise price	$ 2.05
Number of options outstanding | Shares	1,190,000
Number of options exercisable | Shares	1,190,000
Stock Option Plan [Member] | December 1, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.46
Adjusted exercise price	1.4
Adjusted exercise price	$ 1.39
Number of options outstanding | Shares	100,000
Number of options exercisable | Shares	100,000
Stock Option Plan [Member] | December 18, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.53
Adjusted exercise price	1.53
Adjusted exercise price	$ 1.52
Number of options outstanding | Shares	250,000
Number of options exercisable | Shares	250,000
Stock Option Plan [Member] | January 12, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.71
Adjusted exercise price	1.64
Adjusted exercise price	$ 1.63
Number of options outstanding | Shares	60,000
Number of options exercisable | Shares	60,000
Stock Option Plan [Member] | February 17, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.5
Adjusted exercise price	1.44
Adjusted exercise price	$ 1.43
Number of options outstanding | Shares	1,278,000
Number of options exercisable | Shares	1,278,000
Stock Option Plan [Member] | June 22, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.31
Adjusted exercise price	2.22
Adjusted exercise price	$ 2.2
Number of options outstanding | Shares	2,535,000
Number of options exercisable | Shares	2,535,000
Stock Option Plan [Member] | July 12, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.44
Adjusted exercise price	2.34
Adjusted exercise price	$ 2.32
Number of options outstanding | Shares	0
Number of options exercisable | Shares	0
Stock Option Plan [Member] | July 27, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.44
Adjusted exercise price	2.34
Adjusted exercise price	$ 2.32
Number of options outstanding | Shares	139,000
Number of options exercisable | Shares	139,000
Stock Option Plan [Member] | September 24, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.25
Adjusted exercise price	2.25
Adjusted exercise price	$ 2.23
Number of options outstanding | Shares	1,343,000
Number of options exercisable | Shares	1,343,000
Stock Option Plan [Member] | February 1, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.45
Adjusted exercise price	2.45
Adjusted exercise price	$ 2.43
Number of options outstanding | Shares	200,000
Number of options exercisable | Shares	200,000
Stock Option Plan [Member] | June 2, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.74
Adjusted exercise price	1.74
Adjusted exercise price	$ 1.72
Number of options outstanding | Shares	435,000
Number of options exercisable | Shares	435,000
Stock Option Plan [Member] | February 10, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.6
Adjusted exercise price	1.6
Adjusted exercise price	$ 1.59
Number of options outstanding | Shares	1,078,000
Number of options exercisable | Shares	1,078,000
Stock Option Plan [Member] | May 19, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.6
Adjusted exercise price	1.6
Adjusted exercise price	$ 1.59
Number of options outstanding | Shares	2,889,000
Number of options exercisable | Shares	2,238,000
Stock Option Plan [Member] | November 15, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.36
Adjusted exercise price	1.36
Adjusted exercise price	$ 1.35
Number of options outstanding | Shares	320,000
Number of options exercisable | Shares	160,000
Stock Option Plan [Member] | February 27, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 0.15
Adjusted exercise price	0.14
Adjusted exercise price	$ 0.14
Number of options outstanding | Shares	480,000
Number of options exercisable | Shares	480,000
Stock Option Plan [Member] | June 12, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.26
Adjusted exercise price	2.26
Adjusted exercise price	$ 2.24
Number of options outstanding | Shares	6,032,000
Number of options exercisable | Shares	2,414,000